Description of Business and Bankruptcy Proceedings (Details Textual) - USD ($)	1 Months Ended								3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 20, 2016	May 31, 2016	Mar. 28, 2016	Jan. 31, 2016	Aug. 31, 2015	Jun. 30, 2014	Jan. 31, 2013	Sep. 30, 2015	Mar. 31, 2015	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010	Jan. 26, 2016	Jan. 07, 2016	Oct. 01, 2015	May 31, 2015	Dec. 31, 2013
Concentration Risk, Percentage													10.00%	10.00%
Allowance for Doubtful Accounts Receivable												$ 2,000	$ 2,000	$ 97,000	$ 32,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount														200,446,578	200,989,054
Convertible Debt														$ 38,100,000
Cash and Cash Equivalents, at Carrying Value, Total											$ 10,358,209	3,878,853	3,878,853	922,317	$ 15,946,425						$ 3,286,713
License and Services Revenue										$ 3,000,000
Medical Device Excise Tax Percentage								2.30%
Minimum Cash Balance														500,000
Restructuring Reserve														165,000
Inventory Valuation Reserves												3,000	3,000	57,907	90,000
Goodwill, Impairment Loss									$ 1,100,000					0
Severance Costs															320,000
Deferred Licensing Revenue														402,000	402,000
Interest Payable, Current											$ 0	$ 0	$ 0	$ 3,143,470	$ 1,025,623
Common Stock, Par or Stated Value Per Share											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent						30.00%								22.00%
Preferred Stock, Liquidation Preference, Value												$ 29,038,000	$ 29,038,000
Preferred Stock, Par or Stated Value Per Share												$ 0.0001	$ 0.0001	$ 0.0001
Backstop Commitments																				$ 3,000,000
Time Deposit, at or Above FDIC Insurance Limits														$ 413,000
Preferred Stock, Shares Authorized												1,000,000	1,000,000	1,000,000
Common Stock, Conversion Basis				at a rate of one share of New Common Stock for every 41.8934 shares of Old Common Stock held by such holders
Proceeds From Issuance Of Common Stock														$ 0	$ 3,666,260
Common Stock [Member]
Common Stock, Par or Stated Value Per Share											$ 0.0001
Stock Issued During Period, Shares, New Issues											7,500,000
Payment For Offering Cost From The Proceeds Of The DIP Financing											$ 100,000
Stock Issued During Period, Value, New Issues											$ 7,052,500
Stock Issued During Period, Shares, Other							2,709,677				200,000				2,709,677
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											6,180,000
Commitment Fees For Debt											$ 250,000
Stock Issued During Period, Shares, Issued for Services		162,500										162,500
Warrant Expiration Date											May 05, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable											Nov. 05, 2016
Backstop Commitment Date											Jun. 30, 2017
Proceeds From Issuance Of Common Stock											$ 7,300,000
Common Stock [Member] | Backstop Commitment [Member]
Number Of Shares Commited To Purchase											12,800,000
Value Of Shares Commited To Purchase											$ 3,000,000
Exchange Shares [Member]
Stock Issued During Period, Shares, New Issues				2,264,612							2,264,612		2,264,612
Number Of Shares Commited To Issue											3,000,000
Administrative Claim Shares [Member]
Stock Issued During Period, Shares, New Issues		162,500										162,500
Stock Issued During Period, Shares, Issued for Services		100,000
Debt Conversion, Converted Instrument, Shares Issued		62,500
Debt Conversion, Original Debt, Amount		$ 62,500
Selling and Marketing Expense [Member]
Severance Costs														200,000
Research and Development Expense [Member]
Severance Costs														200,000
General and Administrative Expense [Member]
Severance Costs														400,000
Series A Preferred Stock [Member]
Preferred Stock, Liquidation Preference, Value											$ 29,038,000
Preferred Stock, Par or Stated Value Per Share											$ 0.0001
Stock Issued During Period, Shares, New Issues											29,038
Preferred Stock, Shares Authorized											29,038
Preferred Stock, Voting Rights											one percent (1%) of the voting rights of the capital stock of the Company		one percent (1%) of the voting rights of the capital stock of the Company
Subsequent Event [Member]
Interest Payable, Current			$ 5,750,000														$ 5,750,000
Common Stock, Par or Stated Value Per Share			$ 0.0001														$ 0.0001
Long-term Line of Credit																	$ 38,300,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Stock Issued During Period, Value, New Issues			$ 7,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			6,180,000
Stock Issued During Period, Shares, Issued for Services			200,000
Preferred Stock, Shares Authorized			1,000,000
Warrant Expiration Date			May 05, 2021
Subsequent Event [Member] | Backstop Commitment [Member]
Number Of Shares Commited To Purchase			12,800,000
Value Of Shares Commited To Purchase			$ 3,000,000
Subsequent Event [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues			7,500,000
Subsequent Event [Member] | Administrative Claim Shares [Member]
Stock Issued During Period, Shares, New Issues	162,500
Debt Conversion, Converted Instrument, Shares Issued	62,500
Debt Conversion, Original Debt, Amount	$ 62,500
Subsequent Event [Member] | Series A Preferred Stock [Member]
Preferred Stock, Liquidation Preference, Value			$ 29,038,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001														$ 0.0001
Stock Issued During Period, Shares, New Issues			29,038		29,038
Preferred Stock, Shares Authorized			29,038
Preferred Stock, Voting Rights			one percent (1%) of the voting rights of the capital stock of the Company
Billed Revenues [Member]
Deferred Revenue														122,000
Licensing Agreements [Member]
Deferred Revenue														1,039,000	$ 1,442,000
In Process Research and Development [Member]
Impairment of Intangible Assets, Finite-lived														25,900,000	3,700,000
Aldagen trademark [Member]
Impairment of Intangible Assets, Finite-lived															1,000,000
Goodwill, Acquired During Period														$ 422,000
Minimum [Member]
Property, Plant and Equipment, Useful Life														3 years
Inventory Shelf Life														18 months
Minimum [Member] | Common Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.50
Minimum [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.50
Maximum [Member]
Property, Plant and Equipment, Useful Life														5 years
Inventory Shelf Life														5 years
Maximum [Member] | Common Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1.00
Maximum [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Furniture Lab And Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life														7 years
Furniture Lab And Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life														10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life														3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life														6 years
Safe Harbor Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount														$ 200,000	$ 175,000
Realignment Plan [Member]
Severance Costs														$ 900,000
Federal Deposit Insurance Corporation [Member]
Cash, Uninsured Amount												$ 3,600,000	$ 3,600,000
Deerfield Facility Agreement [Member]
Minimum Cash Balance																			$ 5,000,000
Interest Payable, Current																			$ 2,600,000
Deerfield Facility Agreement [Member] | Subsequent Event [Member]
Minimum Cash Balance																		$ 5,000,000
Modified Minimum Cash Balance																		$ 500,000
Arthrex [Member]
Concentration Risk, Percentage														39.00%
Reduction In Allowed Claim											$ 15,000,000
Arthrex [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage														90.00%	91.00%
Vibra Healthcare [Member]
Concentration Risk, Percentage														14.00%
West Podiatry [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage														5.00%
Angel [Member]
Goodwill, Acquired During Period																$ 707,000
Angel [Member] | April 2010 [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net														$ 707,000
UNITED STATES
Percentage Of Product Sales														85.00%